Property And Equipment, Net	12 Months Ended
Dec. 31, 2010
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2009	2010

Furniture and office equipment	3,820	5,230
Motor vehicles	1,187	1,403
Computers and software	12,037	16,019
Leasehold improvements	7,783	11,314

	24,827	33,966
Less: Accumulated depreciation and amortization	(9,827)	(13,622)

Property and equipment, net	15,000	20,344

Depreciation and amortization expenses of property and equipment were recognized for the years ended December 31, 2008, 2009 and 2010 were $2,896, $4,078 and $6,397, respectively.